Insurance - Additional Information (Detail) $ in Millions	12 Months Ended
Oct. 31, 2023 CAD ($)
Changes in insurance liabilities due to updates to actuarial methods and assumptions [abstract]
Net decrease in insurance liabilities	$ (135)
Decrease in insurance liabilities due to insurance risk related assumption updates	(170)
Increase in insurance liabilities due to valuation system and data changes	15
Increase in insurance liabilites due to increase in crediting rate on universal life insurance policies	$ 14